Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2011	2012
	US$	US$

Accounts receivable	36,914	42,151
Allowance for doubtful accounts	(9,217)	(12,122)

Accounts receivable, net	27,697	30,029

Allowance For Doubtful Accounts

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	4,432	7,277	9,217
Additional provision charged to expenses	6,775	16,368	12,339
Write-offs	(4,093)	(14,795)	(9,460)
Foreign currency translation adjustments	163	367	26

Balance at end of year	7,277	9,217	12,122